Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 41,974	$ 67,419
Accounts receivable	66,186	56,417
Inventories	20,596	14,946
Prepaid expenses and deposits	9,422	5,456
Risk management contracts	11,016
Total current assets	149,194	144,238
Non-current assets
Property, plant and equipment	990,094	960,059
Deferred income tax asset	146,156	153,174
Total non-current assets	1,136,250	1,113,233
Total assets	1,285,444	1,257,471
Current liabilities
Accounts payable and accrued liabilities	88,432	61,804
Current portion of long-term debt		248,489
Current portion of lease liabilities and other	3,276	7,014
Warrant liability	4,128	18,304
Risk management contracts		248
Total current liabilities	95,836	335,859
Non-current liabilities
Long-term debt		80,441
Lease liabilities and other	2,829	2,296
Decommissioning liabilities	19,922	17,444
Total non-current liabilities	22,751	100,181
Total liabilities	118,587	436,040
Shareholders’ equity
Share capital	462,935	164,402
Contributed surplus	8,310	8,921
Retained earnings	695,612	648,108
Total shareholders' equity	1,166,857	821,431
Total liabilities and shareholders' equity	$ 1,285,444	$ 1,257,471